Document And Entity Information	6 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001993097
Document Type	6-K
Document Fiscal Year Focus	2025
Entity File Number	001-42208
Entity Registrant Name	3 E Network Technology Group Ltd
Entity Address, Address Line One	B046 of Room 801, 11 Sixing Street
Entity Address, Address Line Two	Huangge Town, Nansha District
Entity Address, City or Town	Guangzhou
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--06-30
Entity Address, Country	HK